Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2022 USD ($) FinancialInstitution	Dec. 31, 2021 USD ($) FinancialInstitution	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 36,707	$ 41,496
Restricted cash	50	1,180
Restricted cash, non-current	4,600	2,950
Total	41,357	45,626	$ 53,794	$ 22,051
Dry-docking reserve account		630
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 6,500	$ 7,100
Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,000	850
February 2019 ATB Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		500
August 2021 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
June 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500
Championship Cargill Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 1,600	$ 1,600